Summary of Significant Accounting Policies - Total Advertising Expense, Including Amortization of Capitalized Direct-Response Advertising Costs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Summary Of Significant Accounting Policies Total Advertising Expense Including Amortization Of Capitalized Direct Response Advertising Costs [Abstract]
Advertising expense	$ 16.2	$ 16.8	$ 23.5